INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liabilities) for the year ended December 31, 2022 and for the period from February 1, 2021 (inception) through December 31, 2021 is as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets (liabilities)
Startup organizational expenses	$562,030	$226,165
Unrealized gain on marketable securities	(294,084)	(2,348)
Total deferred tax assets	267,946	223,817
Valuation allowance	(562,030)	(223,817)
Deferred tax assets (liabilities), net of valuation allowance	$(294,084)	$—

The income tax provision for the year ended December 31, 2022 and for the period from February 1, 2021 (inception) through December 31, 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$1,180,272	$2,416
Deferred	(44,129)	(223,817)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	338,213	223,817

Income tax provision	$1,474,356	$2,416

As of December 31, 2022 and 2021, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 1, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $223,817. For the year ended December 31, 2022, the change in the valuation allowance was $338,213.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2022 and for the period from February 1, 2021 (inception) through December 31, 2021 at December 31, 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	6.3%	(21.2)%
Income tax provision	27.3%	(0.2)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2022 and 2021 remain open and subject to examination. The Company considers New York to be a significant state tax jurisdiction.